RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Tenant recoveries revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rental revenue [Abstract]
Base rent	$ 291,714	$ 240,345
Straight-line rent amortization	8,842	5,074
Tenant incentive amortization	(5,321)	(5,122)
Property tax recoveries	31,439	22,280
Property insurance recoveries	2,640	2,161
Operating cost recoveries	10,885	8,085
Total rental revenue	$ 340,199	$ 272,823